14. Financial assets and liabilities	12 Months Ended
Dec. 31, 2018
Financial Assets And Liabilities
Financial assets and liabilities
14.1.	Trade and other receivables

	12-31-2018	12-31-2017
	ARS 000	ARS 000
Non-current:
Trade receivables - CAMMESA	16,671,565	3,826,847
Guarantee deposits	43	63
Receivables from associates	-	15,144
	16,671,608	3,842,054

Current:
Trade receivables - CAMMESA	10,304,925	5,353,427
Trade receivables - YPF SA and YPF Energía Eléctrica SA	75,857	201,826
Recovery of insurance	-	31,437
Trade receivables - Large users	87,997	61,146
Receivables from associates and other related parties	861	10,729
Other receivables	113,091	77,962
	10,582,731	5,736,527
Allowance for doubtful accounts - Note 14.1.1.	(3,703)	(2,585)
	10,579,028	5,733,942

For the terms and conditions of receivables from related parties, refer to Note 19.

Trade receivables from CAMMESA accrue interest, once they become due. The Group accrues interest on receivables from CAMMESA according to the nature of the receivables, as follows:

FONINVEMEN I and II: The Company accrues interests according to the explicit rate agreed in the corresponding agreements for the passage of time.

CVO receivables: The Company accrues interests since the Commercial Approval date and according to the rate agreed in the CVO agreement, as described in Note 1.a).

LVFVD (Sales Liquidations with Maturity Dates to be Defined): The Company recognizes interest on the LVFVDs when CAMMESA determines the amount of interest and notifies the Company through a billing document.

Trade receivables related to YPF and large users accrue interest as stipulated in each individual agreement. The average collection term is generally from 30 to 90 days.

FONINVEMEM I and II: The receivables under FONINVEMEM I and II Agreements are included under “Trade receivables - CAMMESA”. Such receivables are being collected in 120 equal, consecutive monthly installments beginning in February and January 2010, when Thermal Jose de San Martin and Thermal Manuel Belgrano plants, commenced operations, respectively. Since those dates, CAMMESA has made all payments of principal and interest in accordance with the above-mentioned contractual agreements.

During the years ended December 31, 2018, 2017 and 2016 collections of these receivables amounted to 654,070, 573,107 and 607,885, respectively.

The FONINVEMEM I and II receivables are denominated in US dollars and accrue interest at LIBOR plus 1% and 2%, respectively.

As of December 31, 2018 and 2017 the FONINVEMEN I and II receivables amounted 758,455 and 1,205,752, respectively, which corresponds to USD 20 million and USD 44 million, respectively.

CVO receivables

Receivables under CVO agreement are disclosed under “Trade receivables - CAMMESA”.

As described in Note 1.a), in 2010 the Company approved the “CVO agreement” and as from March 20, 2018, CAMMESA granted the “Commercial Approval”.

As a consequence of the Commercial Approval and in accordance with the CVO agreement, the Company shall collect the CVO receivables converted in US dollars in 120 equal and consecutive installments. The onetime estimated income (before income tax) in relation to the interest and the effect of the adjustment of the CVO receivables to US dollars as of March 20, 2018 reaches approximately ARS 11,017 million and such amount was recognized in the consolidated income statement for the year ended December 31, 2018 under “CVO receivables update”. The exchange difference and interests accrued since the Commercial Approval until December 31, 2018 amounted to approximately ARS 10,120 million and ARS 1,110 million, respectively, and they are disclosed under “Other operating income” in the consolidated income statement for the year ended December 31, 2018.

CVO Credits are nominated in USD and they accrue LIBOR interest at a 5% rate.

After recognizing the update described in the previous paragraph, as at December 31, 2018, CVO Credits amount to 20,235,400, approximately USD 535 million.

The information on the Group’s objectives and credit risk management policies is included in Note 20.

The breakdown by due date of trade and other receivables due as of the related dates is as follows:

			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2018	27,250,636	25,703,650	507,938	527,390	506,988	101	4,569
12-31-2017	9,575,996	9,516,318	51,742	-	2,771	-	5,165

14.1.1. Allowance for doubtful accounts

	12-31-2018				12-31-2017
Item	At beginning	Increases	Decreases	At end	At end

Allowance for doubtful accounts - Trade and other receivables	2,585	2,204	(1,086) (1)	3,703	2,585
Total 12-31-2018	2,585	2,204	(1,086)	3,703
Total 12-31-2017	3,226	-	(641) (1)		2,585

(1) Income (loss) on net monetary position.

14.2.	Trade and other payables

	12-31-2018	12-31-2017
	ARS 000	ARS 000
Current:
Trade payables	1,702,295	1,485,474
Insurance payable	3,031	2,858
Payables to associates	24,583	13,553
	1,729,909	1,501,885

Trade payables are non-interest bearing and are normally settled on 60-day terms.

The information on the Group’s objectives and financial risk management policies is included in Note 20.

For the terms and conditions of payables to related parties, refer to Note 19.

14.3.	Other loans and borrowings

	12-31-2018	12-31-2017
	ARS 000	ARS 000
Non-current

IFC and IIC loan	5,186,970	-
Derivative financial liabilities not designated as hedging instrument - Interest rate swap	17,060	-
Borrowings from Banco de Galicia y Buenos Aires S.A.	-	2,183,278
	5,204,030	2,183,278

	12-31-2018	12-31-2017
	ARS 000	ARS 000
Current

IFC and IIC loan	448,689	-
Borrowings from Banco de Galicia y Buenos Aires S.A.	215,584	746,158
Bank overdrafts	8,395	345
	672,668	746,503

14.3.1. Loans from the IIC-IFC Facility

On October 20, 2017 and January 17, 2018, CP La Castellana S.A.U. and CP Achiras S.A.U. (both of which are subsidiaries of CPR), respectively, agreed on the structuring of a series of loan agreements in favor of CP La Castellana S.A.U. and CP Achiras S.A.U., for a total amount of USD 100,050,000 and USD 50,700,000,respectively, with: (i) International Finance Corporation (IFC) on its own behalf, as Eligible Hedge Provider and as an implementation entity of the Intercreditor Agreement Managed Program; (ii) Inter-American Investment Corporation (“IIC”), as lender on its behalf, acting as agent for the Inter-American Development Bank (“IDB”) and on behalf of IDB as administrator of the Canadian Climate Fund for the Private Sector in the Americas (“C2F”, and together with IIC and IDB, “Group IDB”, and together with IFC, “Senior Creditors”).

As of the date of these financial statements, the loans disbursements have been fully received by the Group.

In accordance with the terms of the agreement subscribed by CP La Castellana, USD 5 million accrue an interest rate equal to LIBOR plus 3.5%, and the rest at LIBOR plus 5.25% and the loan is amortizable quarterly in 52 equal and consecutive installments as from February 15, 2019.

In accordance with the terms of the agreement subscribed by CP Achiras, USD 40.7 million accrue an interest rate equal to LIBOR plus 5.25%, and the rest at LIBOR plus 4% and the loan is amortizable quarterly in 52 equal and consecutive installments as from May 15, 2019.

Other related agreements and documents, such as the Guarantee and Sponsor Support Agreement (the “Guarantee Agreement” by which CPSA completely, unconditionally and irrevocably guarantees, as the main debtor, all payment obligations undertaken by CP La Castellana and CP Achiras until the projects reach the commercial operations date) hedging agreements, guarantee trusts, a mortgage, guarantee agreements on shares, guarantee agreements on wind turbines, direct agreements and promissory notes have been signed.

Pursuant to the Guarantee and Sponsor Support Agreement, among other customary covenants for this type of facilities, we committed, until each project completion date, to maintain (i) a leverage ratio of (a) until (and including) December 31, 2018, not more than 4.00:1.00; and (b) thereafter, not more than 3.5:1.00; and (ii) an interest coverage ratio of not less than 2.00:1.00. In addition, our subsidiary, CPR, and we, upon certain conditions, agreed to make certain equity contributions to CP La Castellana and CP Achiras.

As of December 31, 2018, the Group has met the requirements described in (i) and (ii) above.

We also agreed to maintain, unless otherwise consented to in writing by each senior lender, ownership and control of the CP La Castellana and CP Achiras as follows: (i) until each project completion date, (a) we shall maintain (x) directly or indirectly, at least seventy percent (70%) beneficial ownership of CP La Castellana and CP Achiras; and (y) control of the CP La Castellana and CP Achiras; and (b) CP Renovables shall maintain (x) directly, ninety-five percent (95%) beneficial ownership of CP La Castellana and CP Achiras; and (y) control of CP La Castellana and CP Achiras. In addition, (ii) after each project completion date, (a) we shall maintain (x) directly or indirectly, at least fifty and one tenth percent (50.1%) beneficial ownership of each of CP La Castellana, CP Achiras and CP Renovables; and (y) control of each of CP La Castellana, CP Achiras and CP Renovables; and (b) CP Renovables shall maintain control of CP La Castellana and CP Achiras. As of December 31, 2018, the Group has met such obligations.

Under the subscribed trust guarantee agreement, as at December 31, 2018, there are trade receivables with specific assignment for the amount of 404,424.

14.3.2.	Loans from Banco de Galicia y Buenos Aires S.A. to CP La Castellana and CP Achiras S.A.U.

On October 26, 2017 and October 30, 2017, CP La Castellana and CP Achiras S.A.U. (“CP Achiras”) entered into loans with Banco de Galicia y Buenos Aires S.A. in the amount of 330,000 and 175,000, respectively (the “Castellana and Achiras Loans”). The Castellana and Achiras Loans accrue interest at an interest rate equal to BADLAR private banks plus a 3.10% margin and shall mature on the dates that are two years from the execution and disbursement. The proceeds from these loans were used to finance the Achiras Project and the La Castellana Project. We have fully, unconditionally and irrevocably guaranteed, as primary obligor, all payment obligations assumed and/or to be assumed by CP La Castellana and CP Achiras under these loans and any other ancillary document related to them.

During 2018 CP La Castellana and CP Achiras have partially prepaid the outstanding principal of these loans in the amount of 248,196 and 120,026, respectively.

Loans for wind turbines acquisition

In November and December 2017, CP La Castellana and CP Achiras entered into short-term bridge loans from Banco Galicia y Buenos Aires S.A. for a total amount of USD 50.5 million and USD 27 million, respectively, for the acquisition of wind turbines. These loans accrued interest at a 3.6% annual rate.

As of December 31, 2017, CP La Castellana had entered into the loan described in Note 14.3.1, which in their Framework Agreement established the long-term refinancing of the loans taken by this Company from Banco Galicia y Buenos Aires S.A for the acquisition of wind turbines. As a consequence, as at December 31, 2017, the aforementioned loans were classified as non-current liabilities as the Group had the possibility to refinance them in a period longer than one-year as from such date.

In addition, on January 15, 2018, CP Achiras entered into a short-term loan from Banco Galicia y Buenos Aires S.A. for a total amount of USD 7.0 million for the acquisition of wind turbines. This loan accrued interest at a 3.1% annual rate.

On January 9, 2018 and April 9 and 10, 2018, CP La Castellana and CP Achiras, respectively, completely cancelled the loans obtained with the funds received from the loans described in the Note 14.3.1.

14.3.3.	Borrowing from Kreditanstalt für Wiederaufbau (“KfW”)

On March 26, 2019 the Company entered into a loan agreement with KfW for an amount of USD 56 million in relation to the acquisition of two gas turbines (with a power of 89 MW), equipment and related services relating to the Luján de Cuyo project described in Note 22.7.

In accordance with the terms of the agreement, the loan accrues an interest equal to LIBOR plus 1.15% and it is amortizable quarterly in 47 equal and consecutive installments as from the day falling six months after the commissioning of the gas turbines and equipment.

14.3.4.	Others

On December 31, 2016, the Company prepaid in cash all of its outstanding 9% Corporate bonds - Class I 2007 for USD 51.6 million at a redemption value equivalent to the nominal value of outstanding securities plus accrued and unpaid interest. The original due date of such corporate bonds was in July 2017.

On May 31 and June 30, 2016, the Company entered into two financial loans with Banco de Galicia y Buenos Aires S.A. for USD 50.3 million and USD 11 million, respectively. The loans accrued interest at a nominal annual interest rate of 4.3% and should be repaid one year from the date of disbursement. Consequently, both loans were paid in full in 2017.

14.3.5.	Medium Term Note Program

The Regular General Shareholders’ Meeting held on November 20, 2014, approved a Medium Term Note Program for a maximum amount outstanding at any time of up to USD 1,000,000,000 (or its equivalent in other currencies) to be issued in short, medium, long-term negotiable obligations convertible into shares, in the terms of the Law No. 23.576 (negotiable obligations law) (“The program”). In addition, the Board of Directors was empowered to determine and establish the conditions of the Program and of the notes to be issued under such Program which were not expressly determined by the Shareholders’ Meeting. The CNV authorized the Program on September 9, 2015.

The information on the Group’s objectives and financial risk management policies is included in Note 20.

14.4.	Borrowings from CAMMESA

	12-31-2018	12-31-2017
	ARS 000	ARS 000
Non-current:
CAMMESA loans	1,004,304	1,558,485
Current:
CAMMESA loans	742,575	1,403,269
CAMMESA prepayments	1,070,335	1,185,014
	1,812,910	2,588,283

On October 23, 2002, former Secretariat of Energy issued Resolution No. 146/2002 (“Resolution 146”), which specifies a funding mechanism for the generators based upon the performance of major maintenance to their existing facilities.

Under Resolution 146, the Group entered into several loan agreements with CAMMESA.

Such loans accrue interest at a rate equivalent to the one received by CAMMESA on its own cash investments and shall be repaid in 48 monthly installments beginning on the completion date of the relevant major maintenance. The Group has the option to repay the loans, through cash or net settlement of receivables from CAMMESA related with remuneration for non-recurring maintenance created by Resolution 529, Article 2.

The table below summarizes the maturity of the Group’s borrowings from CAMMESA:

	To due
Total	2019	2020	2021	2022
ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

2,817,214	1,812,910	405,904	303,544	294,856

During the years ended December 31, 2017 and 2016, the Group received loans from CAMMESA amounting to 693,257 and 1,536,543, respectively.

During the year ended December 31, 2015, the Group received prepayments from CAMMESA amounting to 1,185,014 for purchasing a gas turbine with capacity of 373MW. The mentioned acquisition was previously approved by CAMMESA. These prepayments accrue interest at an equivalent rate to the one received by CAMMESA on its own cash investments and the repayment schedule has not yet been established as of the date of these consolidated financial statements.

The information on the Group’s objectives and financial risk management policies is included in Note 20.

14.5.	Changes in liabilities arising from financing activities

	01-01-2018	Payments	Non-cash transactions	Disbursements	Other	12-31-2018
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities
Other loans and borrowings	2,183,278	(965,441)	(1,549,281)	3,939,500	1,595,974	5,204,030
Borrowings from CAMMESA	1,558,485	-	(502,927)	-	(51,254)	1,004,304

Current liabilities
Other loans and borrowings	746,503	(1,129,668)	(568,593)	435,478	1,188,948	672,668
Borrowings from CAMMESA	2,588,283	-	(1,292,223)	-	516,850	1,812,910

	01-01-2017	Payments	Non-cash transactions	Disbursements	Other	12-31-2017
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities
Other loans and borrowings	-	-	(62,440)	2,122,845	122,873	2,183,278
Borrowings from CAMMESA	2,367,279	-	(898,276)	1,023,563	(934,081)	1,558,485

Current liabilities
Other loans and borrowings	2,382,748	(2,319,705)	(161,466)	717,989	126,937	746,503
Borrowings from CAMMESA	1,930,482	-	(1,154,596)	-	1,812,397	2,588,283

The “Non-cash transactions” column includes: i) the effect to cancel borrowings from CAMMESA under Resolution 146 with trade receivables from CAMMESA related with remuneration from non-recurring maintenance and ii) the income (loss) for exposure to change in purchasing power of currency (Income (loss) on net monetary position), which amounted to 2,861,799 and 1,444,422 as of December 31, 2018 and 2017, respectively. The “Other” column includes the effect of reclassification of non-current portion to current due to the passage of time, the foreign exchange movement and the effect of accrued but not yet paid interest. The Group classifies interest paid as cash flows from financing activities.

14.6.	Quantitative and qualitative information on fair values

Information on the fair value of financial assets and liabilities by category

The following tables is a comparison by category of the carrying amounts and the relevant fair values of financial assets and liabilities.

	Carrying amount		Fair value
	12-31-2018	12-31-2017	12-31-2018	12-31-2017
	ARS 000	ARS 000	ARS 000	ARS 000
Financial assets
Trade and other receivables	27,250,636	9,575,996	27,250,636	9,575,996
Other financial assets	1,964,630	1,639,941	1,964,630	1,639,941
Cash and cash equivalents	229,948	130,863	229,948	130,863
Total	29,445,214	11,346,800	29,445,214	11,346,800

	Carrying amount		Fair value
	12-31-2018	12-31-2017	12-31-2018	12-31-2017
	ARS 000	ARS 000	ARS 000	ARS 000
Financial liabilities
Borrowings from CAMMESA	2,817,214	4,146,768	2,817,214	4,146,768
Other loans and borrowings	5,876,698	2,929,781	5,876,698	2,929,781
Total	8,693,912	7,076,549	8,693,912	7,076,549

Valuation techniques

The fair value reported in connection with the abovementioned financial assets and liabilities is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

Management assessed that the fair values of current trade receivables and current loans and borrowings approximate their carrying amounts largely due to the short-term maturities of these instruments.

The Group measures long-terms receivables at fixed and variable rates based on discounted cash flows. The valuation requires that the Group adopt certain assumptions such as interest rates, specific risk factors of each transaction and the creditworthiness of the customer.

Fair value of quoted debt securities, mutual funds and corporate bonds is based on price quotations at the end of each reporting period.

The fair value of the foreign currency forward contracts is calculated based on appropriate valuation techniques that use market observable data.

Fair value hierarchy

The following tables provides, by level within the fair value measurement hierarchy, as described in Note 2.2.2, the Company’s financial assets, that were measured at fair value on recurring basis as of December 31, 2018 and 2017:

	Fair value measurement using:
12-31-2018	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	1,964,630	1,964,630	-	-
Total financial assets measured at fair value	1,964,630	1,964,630	-	-

	Fair value measurement using:
12-31-2017	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	821,113	821,113	-	-
Argentine Central Bank bills	597,330	597,330	-	-

Financial assets at fair value through other comprehensive income:
Mutual funds	221,498	221,498	-	-
Total financial assets measured at fair value	1,639,941	1,639,941	-	-

There were no transfers between Levels.

14.7.	Derivative financial instruments

The gain on foreign currency forward contracts for the year ended December 31, 2016 amounts to 348,690 and is disclosed net in financial expenses as net foreign exchange differences. Moreover, the amount of 818,250 have been received as cash settlement of these contracts during the year ended December 31, 2016.

The information on the Group’s objectives and financial risk management policies is included in Note 20.

14.8. Other financial assets

	12-31-2018	12-31-2017
	Book value	Book value
	ARS 000	ARS 000
Financial assets at fair value through other comprehensive income

Mutual funds	-	221,498
	-	221,498
Financial assets at fair value through profit or loss

Argentina Central Bank bills	-	597,330
Mutual funds	1,964,630	821,113
	1,964,630	1,418,443
	1,964,630	1,639,941

The information on the objectives and financial risk management policies is included in Note 20.

14.9. Financial assets and liabilities in foreign currency

		12-31-2018							12-31-2017
Account		Currency and amount (in thousands)			Effective exchange rate (1)		Bookvalue		Currency and amount (in thousands)	Bookvalue
					ARS 000				ARS 000
NON-CURRENT ASSETS

Trade and other receivables	USD	421,112	37.8080	(2)		15,921,517	USD	24,648	675,025
						15,921,517			675,025
CURRENT ASSETS

Cash and cash equivalents	USD	4,720	37.5000			177,000	USD	4,313	118,119
	EUR	1	42.8400			43	EUR	1	32

Trade and other receivables	USD	138,051	37.8080			5,219,427	USD	9,609	263,159
	USD	3,381	37.5000	(2)		126,788	USD	19,932	545,871
						5,523,258			927,181
						21,444,775			1,602,206
NON-CURRENT LIABILITIES

Other loans and borrowings	USD	140,581	37.7000			5,299,904	USD	50,690	1,395,720
						5,299,904			1,395,720
CURRENT LIABILITIES

Other loans and borrowings	USD	12,124	37.7000			457,075	USD	27,099	746,155
Trade and other payables	USD	14,686	37.7000			553,662	USD	31,243	860,258
	EUR	465	43.1627			20,071	EUR	136	4,508
						1,030,808			1,610,921
						6,330,712			3,006,641

USD: US dollar.

EUR: Euro.

(1)	At the exchange rate prevailing as of December 31, 2018 as per Banco de la Nación Argentina.

(2)	At the exchange rate according to Communication “A” 3500 (wholesale) prevailing as of December 31, 2018 as per the Argentine Central Bank.